Offerings	Mar. 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 85,331,080.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,784.22
Offering Note	(a) Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of January 31, 2026, of $22.87. This amount is based upon the offer to purchase up to 3,731,136 common shares of beneficial interest, par value $0.01 per share, of Oaktree Strategic Credit Fund. (b) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 233,172,051.52
Amount of Registration Fee	$ 32,201.06
Offering Note	(a) Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per share as of December 31, 2025, of $22.93. This amount is based upon the offer to purchase up to 10,168,864 common shares of beneficial interest, par value $0.01 per share, of Oaktree Strategic Credit Fund. The fee of $32,201.06 was paid in connection with the filing of the Schedule TO-I by Oaktree Strategic Credit Fund (File No. 005-93598) on February 17, 2026. (b) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Section 6(b) Filing Fee Rate Advisory for Fiscal Year 2026.